Income Taxes - Summary of Tax Losses Carryforwards and their Years of Expiration (Detail) $ in Millions	Dec. 31, 2017 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
2021	$ 15
2022	0
2023	0
2024	2
2025	4
2026 and thereafter	8,732
No expiration (Brazil and Colombia (until 2016))	16,064
Tax Loss Carryforwards	$ 24,817